Schedule I - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 1,454	$ 1,513	$ 1,227
Restricted cash	3,041	3,113	58
Prepayments and other current assets	145	118	121
Total current assets	4,842	4,988	1,959
Restricted cash	105	5	109
Total assets	14,812	14,894	12,206
Liabilities and Stockholders’ Equity/(Deficit)
Accounts payable	188	215	161
Accrued expenses and other current liabilities	641	664	550
Current portion of long-term debt	46	89	187
Total current liabilities	8,108	7,748	2,016
Deferred credits and other	93	93	180
Deferred income taxes	1,794	1,722	1,000
Total liabilities	16,738	16,312	9,973
Total stockholders’ equity/(deficit)	(3,722)	(3,177)	987
Total liabilities and stockholders’ equity/(deficit)	14,812	14,894	12,206
Parent Company [Member]
Assets
Cash and cash equivalents	$ 115	78	48
Restricted cash		16	0
Prepayments and other current assets		3	7
Intercompany receivables		0	18
Total current assets		97	73
Restricted cash		0	100
Deferred charges and other assets		89	94
Investment in subsidiary		3,846	1,871
Total assets		4,032	2,138
Liabilities and Stockholders’ Equity/(Deficit)
Accounts payable		33	4
Accrued expenses and other current liabilities		56	35
Intercompany payables		20	0
Current portion of long-term debt		6,601	905
Total current liabilities		6,710	944
Deferred credits and other		50	53
Deferred income taxes		449	154
Total liabilities		7,209	1,151
Total stockholders’ equity/(deficit)		(3,177)	987
Total liabilities and stockholders’ equity/(deficit)		$ 4,032	$ 2,138